Document and Entity Information	Oct. 14, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 14, 2022
Entity Registrant Name	SANDBRIDGE X2 CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40183
Entity Tax Identification Number	86-1544667
Entity Address, Address Line One	725 5th Ave
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	212
Local Phone Number	292-7870
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001842729
Units, each consisting of one share of Class A common stock, $0.0001 par value, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock, $0.0001 par value, andone-thirdof one redeemable warrant
Trading Symbol	SBII.U
Security Exchange Name	NYSE
Common Class A [member]
Document Information [Line Items]
Title of 12(b) Security	Shares of Class A common stock included as part of the units
Trading Symbol	SBII
Security Exchange Name	NYSE
Class A common stock underlying redeemable warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock underlying redeemable warrants
Trading Symbol	SBII WS
Security Exchange Name	NYSE